Leases (Tables)	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Finance lease receivables of the Group as lessor
(a)	Finance lease receivables of the Group as lessor as of December 31, 2017 and 2018 are as follows:

	2017
	Gross investment		Unearned finance income	Present value of minimum lease payment
Not later than 1 year	~~W~~	688,358	76,677	611,681
1 ~ 5 years		1,176,334	86,280	1,090,054
Later than 5 years		16,226	585	15,641

	~~W~~	1,880,918	163,542	1,717,376

	2018
	Gross investment		Unearned finance income	Present value of minimum lease payment
Not later than 1 year	~~W~~	595,427	85,333	510,094
1 ~ 5 years		1,306,571	106,333	1,200,238
Later than 5 years		16,529	38	16,491

	~~W~~	1,918,527	191,704	1,726,823

The scheduled maturities of minimum lease payments for finance and operating leases of the Group as lessor
(b)	The scheduled maturities of minimum lease payments for finance and operating leases of the Group as lessor as of December 31, 2017 and 2018 are as follows:

i)	Finance lease

	2017
	Minimum lease payment		Present value adjustment	Present value of minimum lease payment
Not later than 1 year	~~W~~	688,358	76,677	611,681
1 ~ 5 years		1,176,334	86,280	1,090,054
Later than 5 years		16,226	585	15,641

	~~W~~	1,880,918	163,542	1,717,376

	2018
	Minimum lease payment		Present value adjustment	Present value of minimum lease payment
Not later than 1 year	~~W~~	595,427	85,333	510,094
1 ~ 5 years		1,306,571	106,333	1,200,238
Later than 5 years		16,529	38	16,491

	~~W~~	1,918,527	191,704	1,726,823

The scheduled maturities of minimum lease payments of the Group as lessor
ii)	Operating lease

	Minimum lease payment
	2017		2018
Not later than 1 year	~~W~~	37,455	94,540
1 ~ 5 years		70,764	180,304
Over 5 years		12	10

	~~W~~	108,231	274,854

Future minimum lease payments under non-cancellable operating lease of the Group as lessee
(c)	Future minimum lease payments under non-cancellable operating lease of the Group as lessee as of December 31, 2017 and 2018 are as follows:

	Minimum lease payment
	2017		2018
Not later than 1 year	~~W~~	247,815	204,323
1 ~ 5 years		328,482	382,620
Later than 5 years		32,740	23,148

	~~W~~	609,037	610,091